Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000223917 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000223917 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223917 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223917 | FR_464288588
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223917 | FR_92206C771
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223917 | FR_31418EDD9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223917 | FR_34108AG19_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223917 | FR_3132DWD26
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223917 | FR_31418EJ50
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | FR_3140QTDY2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | SectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000223917 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000223917 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223917 | SectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000223917 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223917 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223917 | SectorSenior Secured Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223917 | SectorCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169892 | FR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169892 | FR_912810TQ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169892 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169892 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169892 | FR_912796Y52
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169892 | FR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169892 | FR_3140X7TQ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169892 | FR_01F060485
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169892 | FR_471068AZ9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169892 | FR_3140QEWH1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169892 | SectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000169892 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169892 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169892 | SectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000169892 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169892 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000169892 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169892 | SectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169895 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169895 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169895 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169895 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169895 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169895 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169895 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169895 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169895 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169895 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169895 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169895 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000169895 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000169895 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169895 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000169895 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169895 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169895 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169895 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169895 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169895 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200218 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200218 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200218 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200218 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200218 | FR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200218 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200218 | FR_69331C108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200218 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200218 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200218 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200218 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200218 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000200218 | Italy
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000200218 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200218 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200218 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169897 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169897 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169897 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169897 | FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169897 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169897 | FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169897 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169897 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169897 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169897 | FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169897 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169897 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169897 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000169897 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000169897 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169897 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169897 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000169897 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169897 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169897 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169897 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219765 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219765 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219765 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219765 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219765 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219765 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219765 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219765 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219765 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219765 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219765 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000219765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000219765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000219765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219766 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219766 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219766 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219766 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219766 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219766 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219766 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219766 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219766 | FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219766 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219766 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219766 | SectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219766 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219766 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000219766 | SectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219766 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219766 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219766 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219766 | SectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219766 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219766 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219766 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219766 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219766 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219766 | SectorMunicipals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219766 | AssetEquities
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000219766 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000223918 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223918 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223918 | FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223918 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223918 | FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223918 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223918 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223918 | FR_904767704
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223918 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223918 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223918 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223918 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000223918 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223918 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223918 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223918 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223918 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000223918 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223918 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223918 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223918 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219767 | FR_05969A105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219767 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_05589G102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219767 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | SectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000219767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000219767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219767 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219767 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219768 | FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219768 | FR_044186104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219768 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219768 | FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219768 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219768 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219768 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219768 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000219768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000219768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000219768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219769 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219769 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219769 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219769 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219769 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219769 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219769 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219769 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219769 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219769 | FR_780259305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219769 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000219769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000219769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169894 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169894 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169894 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169894 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169894 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169894 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169894 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169894 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169894 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169894 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169894 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169894 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000169894 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000169894 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169894 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169894 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169894 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169894 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169894 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169894 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169894 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169894 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169891 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169891 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169891 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169891 | FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169891 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169891 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169891 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169891 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169891 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169891 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169891 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169891 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169891 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000169891 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000169891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000169891 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169891 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000169891 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169891 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169891 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169891 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169891 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000169891 | Spain
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000169891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000169891 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169900 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169900 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169900 | FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169900 | FR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169900 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169900 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169900 | FR_ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169900 | FR_BHJYC0905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169900 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169900 | FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169900 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169900 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169900 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000169900 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169900 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000169900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000169900 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169900 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000169900 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169900 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169900 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169900 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169900 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169900 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000169900 | Australia
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000169900 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169893 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169893 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169893 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169893 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169893 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169893 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169893 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169893 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169893 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169893 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169893 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169893 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000169893 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169893 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169893 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000169893 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169893 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169893 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169893 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169893 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169896 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169896 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169896 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169896 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169896 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169896 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169896 | FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169896 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169896 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169896 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169896 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000169896 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169896 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169896 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169896 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169896 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169896 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169896 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169896 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169890 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169890 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169890 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169890 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169890 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169890 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169890 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169890 | FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169890 | FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169890 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000169890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000169890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000169890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169899 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169899 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169899 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169899 | FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169899 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169899 | FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169899 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169899 | FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169899 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169899 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169899 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169899 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169899 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169899 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000169899 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169899 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000169899 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169899 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169899 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169898 | FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169898 | FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169898 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169898 | FR_45823T957
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169898 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169898 | FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169898 | FR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169898 | FR_96208T104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169898 | FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169898 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000169898 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000169898 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000169898 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000169898 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169898 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000169898 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169898 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169898 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169898 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200219 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200219 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200219 | FR_464288588
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200219 | FR_92206C771
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200219 | FR_34108AG19_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200219 | FR_3132DWD26
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200219 | FR_31418ED72
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200219 | FR_3132DWD34
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200219 | FR_3140QNQY1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200219 | FR_3132DWFB4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200219 | SectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000200219 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000200219 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200219 | SectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000200219 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000200219 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200219 | SectorSenior Secured Loans
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200219 | SectorCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200219 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223919 | FR_34108AG19_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223919 | FR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223919 | FR_91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223919 | FR_3133ENUD0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223919 | FR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223919 | FR_89237MAA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223919 | FR_59801MAC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223919 | FR_00206RML3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223919 | FR_94989XBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223919 | FR_48259BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223919 | SectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000223919 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000223919 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223919 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223919 | SectorSenior Secured Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223919 | SectorCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223919 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223919 | SectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223919 | SectorU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200216 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200216 | FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200216 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200216 | FR_156504300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200216 | FR_30034T103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200216 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200216 | FR_298736109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200216 | FR_68268W103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200216 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200216 | FR_44925C103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200216 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000200216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200220 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200220 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200220 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200220 | FR_464288588
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200220 | FR_92206C771
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200220 | FR_31418EDD9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200220 | FR_34108AG19_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200220 | FR_3132DWD26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200220 | FR_31418ED72
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200220 | FR_67590RBE4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200220 | SectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000200220 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000200220 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000200220 | SectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000200220 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200220 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200220 | SectorSenior Secured Loans
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200220 | SectorCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200220 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200221 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200221 | FR_464288588
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200221 | FR_92206C771
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200221 | FR_91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200221 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200221 | FR_313384YV5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200221 | FR_3136B35Z9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200221 | FR_31418EE22
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200221 | FR_31418EKQ2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200221 | FR_3137FEUA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200221 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200221 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000200221 | SectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000200221 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200221 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200221 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200221 | SectorU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.00%